Goodwill and Intangible Assets, Net	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 5:-	GOODWILL AND INTANGIBLE ASSETS, NET

A. Composition:

	June 30, 2022	December 31, 2021	Weighted average amortization period
	Unaudited	Audited
Cost:
Brand name	946	946	4.1
Customer list	2,450	2,450	2.5
Software	111	111	3
Customer relationship	1,032	728	7-8.84
Non-competition	270	-	4
Backlog	117	117

	4,926	4,352
Accumulated amortization and impairments:
Brand name	946	946
Customer list	2,450	2,450
Software	111	111
Customer relationship	731	708
Non-competition	23	-
Backlog	117	117

	4,378	4,332

Amortized cost	$548	$20

B.	Amortization expenses amounting to $45 and $20 were recorded during the period of six months ended June 30, 2022 and the year ended December 31, 2021, respectively.

C.	The changes in the carrying amount of goodwill for the period ended June 30, 2022 are as follows:

Goodwill
Balance as of December 31,2021	4,676
Changes during six months ended June 30, 2022 :
Recognition of goodwill	219
Balance as of June 30, 2022	$4,895

On March 09, 2022, the Company’s RFID division acquired the assets of Dagesh Ltd., which provides inventory counting services in Israel, mainly for retail stores.

In consideration for the acquisition, BOS shall pay NIS 2.3 million (approximately $700) of which NIS 1.5 million was paid at closing, NIS 700,000 was paid in April 2022, and NIS 100,000 shall be paid by March 2023.

In addition, BOS shall pay to Dagesh, by March 2023:

An earn-out payment of 3%-6% of the revenues of the acquired assets in the 12 months ending February 28, 2023, provided that these revenues are in excess of NIS 2.5 million; and NIS 100,000, subject to the retention of at least 50% of the employees of Dagesh by BOS.

The Company estimates the additional amounts detailed above to be approximately $93. The total cost of the acquisition is estimated at $793.

As part of the purchase price allocation for the acquisition, the Company recorded goodwill in the amount of $219. Goodwill reflects the value or premium of the acquisition price in excess of the fair values assigned to specific tangible and intangible assets. Goodwill has an indefinite useful life and therefore is not amortized as an expense (the goodwill balance is not deductible for income tax purposes), but is reviewed annually for impairment of its fair value to the Company. The purchase price intrinsically recognizes the benefits of the broadened depth of new markets and management team and is primarily attributable to expected synergies.

The acquired business operations was determined to be included in the RFID segment.